GENERAL (Details) - shares	Mar. 11, 2015	Dec. 31, 2015	Nov. 25, 2015	Oct. 19, 2015	Dec. 31, 2014
Turbochrome Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage acquired				100.00%
FAvS [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	4.90%	4.90%			28.08%
Piedmont Aviation Component Services LLC Subsidiary [Member] | FAvS [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage before transaction	23.18%
Piedmont Aviation Component Services LLC Subsidiary [Member] | FAvS [Member] | Class B Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold	237,932
Piedmont Aviation Component Services LLC Subsidiary [Member] | FAvS [Member] | Series A Preferred stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold	16,253
TAT-Engineering Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		51.00%
TAT-Engineering Parent [Member] | TAT-Engineering Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage			49.00%